Income Taxes - Movement in net deferred tax liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Balance, beginning of year	$ 207.2	$ 143.1
Recognized in net income	108.1	66.3
Recognized in other comprehensive income (loss)	106.0	6.2
Foreign exchange	(3.8)	(8.4)
Balance, end of year	$ 417.5	$ 207.2